Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic		¥ (49,736)	¥ 316,425	¥ 870,174
Foreign		237,075	597,974	363,757
Total	$ 26,386	¥ 187,339	¥ 914,399	¥ 1,233,931